Intangible Assets - Additional Information (Details) - NOVONIX Anode Materials CGU ("NAM CGU")		12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Tonnes TonnesPerAnnum	Dec. 31, 2024 USD ($)
Disclosure Of Intangible Assets [Line Items]
Impairment	$ 0
Explanation of period over which management has projected cash flows		Cash flow projections used in the valuation are based on financial budgets approved by management and the Board, covering a 10-year period. Management determined this horizon to be appropriate to reflect the Company’s binding customer contracts and the anticipated production ramp-up to full capacity by 2028, at which point operations are expected to normalize.
Board covering period		10 years
Post-tax discount rate		11.50%	11.50%
Sales volume growth with contractual agreements to supply in tonnes | Tonnes		157,000
Maximum production capacity tpa | TonnesPerAnnum		20,000
Percentage of future expectations for growth of inflation		2.50%	2.50%
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Revenue sales prices per kg		$ 10	$ 7
Contractual Agreements Supply of Anode Material Period		2027	2026
Operating costs per kg		$ 6	$ 6
Top of Range
Disclosure Of Intangible Assets [Line Items]
Revenue sales prices per kg		$ 12	$ 10
Contractual Agreements Supply of Anode Material Period		2034	2034
Operating costs per kg		$ 8	$ 8